Reporting Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment information for the periods
The following tables set forth our segment information for the periods indicated:

	Year ended
	December 31,
	2012			2011
	Gathering and Processing	Transmission	Total	Gathering and Processing	Transmission	Total
	(in thousands)
Revenue	$144,722	$52,529	$197,251	$164,493	$66,765	$231,258
Segment gross margin (a)	35,393	13,313	48,706	30,123	13,737	43,860
Realized gain (loss) on early termination of commodity derivatives (b)	—	—	—	(2,998)	—	(2,998)
Unrealized gain (loss) on commodity derivatives (b)	992	—	992	(541)	—	(541)
Direct operating expenses	11,767	5,031	16,798	6,199	5,220	11,419
Selling, general and administrative expenses			14,309			10,800
Advisory services agreement termination fee			—			2,500
Transaction expenses						282
Equity compensation expense			1,783			3,357
Depreciation and accretion expense			21,284			20,449
Gain (loss) on acquisition of assets			—			565
Gain (loss) on involuntary conversion of property, plant and equipment			(1,021)			—
Gain (loss) on sale of assets, net			123			399
Interest expense			4,570			4,508
Gain (loss) on discontinued operations (c)			319			332
Net income (loss)			(6,252)			(11,698)
Less: Net income (loss) attributable to noncontrolling interests			256			—
Net income (loss) attributable to the Partnership			$(6,508)			$(11,698)

	Year ended
	December 31,
	2011			2010
	Gathering and Processing	Transmission	Total	Gathering and Processing	Transmission	Total
	(in thousands)
Revenue	$164,493	$66,765	$231,258	$141,602	$53,485	$195,087
Segment gross margin (a)	30,123	13,737	43,860	23,573	13,524	37,097
Realized gain (loss) on early termination of commodity derivatives (b)	(2,998)	—	(2,998)	—	—	—
Unrealized gain (loss) on commodity derivatives (b)	(541)	—	(541)	(308)	—	(308)
Direct operating expenses	6,199	5,220	11,419	6,478	4,466	10,944
Selling, general and administrative expenses			10,800			7,120
Advisory services agreement termination fee			2,500			—
Transaction expenses			282			303
Equity compensation expense			3,357			1,734
Depreciation and accretion expense			20,449			19,904
Gain (loss) on acquisition of assets			565			—
Gain (loss) on sale of assets, net			399			—
Interest expense			4,508			5,406
Income (loss) on discontinued operations (c)			332			(330)
Net income (loss)			$(11,698)			$(8,644)

(a)
Segment gross margin for our Gathering and Processing segment consists of revenue less purchases of natural gas, NGLs and condensate and COMA. Segment gross margin for our Transmission segment consists of revenue, less purchases of natural gas and COMA. Gross margin consists of the sum of the segment gross margin amounts for each of these segments. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow from operations as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner. Effective October 1, 2012, we changed our segment gross margin measure to exclude construction, operating and maintenance agreement (“COMA”) income. For the year ended December 31, 2012, $0.7 million and $2.7 million in COMA income was excluded from our Gathering and Processing segment gross margin and our Transmission segment gross margin, respectively.

(b)
Effective January 1, 2011, we changed our segment gross margin measure to exclude unrealized non-cash mark-to-market adjustments related to our commodity derivatives. For the years ended December 31, 2012 and 2011, $1.0 million and $(0.5) million in unrealized gains (losses) on commodity derivatives were excluded from our Gathering and Processing segment gross margin. Effective April 1, 2011, we changed our segment gross margin measure to exclude realized early termination costs on commodity derivatives. For the year ended December 31, 2011, $(3.0) million in realized gains (losses) on the early termination of commodity derivatives were excluded from our Gathering and Processing segment gross margin.

(c)	Income (loss) on discontinued operations impacts our Gathering and Processing segment.

Percentage of revenue earned from major customers
The following table summarizes the percentage of revenue earned from those customers that exceed 10% or greater of the Partnership's consolidated revenue in the consolidated statement of operations for the each of the periods presented below:

	For the year ended December 31,
	2012	2011	2010
Customer A	30%	41%	25%
Customer B	14%	18%	30%
Customer C	13%	15%	11%
Other	43%	26%	34%
Total	100%	100%	100%
The following table summarizes the percentage of revenue earned from those customers in each segment that exceed 10% or greater of the Partnership's consolidated segment revenue for the each of the periods presented below:

	For the year ended December 31,
	2012	2011	2010
Gathering and Processing:
Customer A	40%	55%	34%
Customer B	12%	16%	30%
Customer C	11%	—%	—%
Customer D	—%	—%	10%
Other	37%	29%	26%
Total	100%	100%	100%
Transmission:
Customer E	22%	22%	31%
Customer F	50%	57%	43%
Customer G	10%	—%	10%
Other	18%	21%	16%
Total	100%	100%	100%